REIMBURSEMENT RIGHTS AND OBLIGATIONS - Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
REIMBURSEMENT RIGHTS AND OBLIGATIONS
CCC	R$ 454,139	R$ 2,967,693
Provision CCC - PECLD		(1,439,090)
Reimbursement of CDE		39,191
Reimbursement rights, Current Assets	454,139	1,567,794
CCC	8,827,501	9,497,829
Provision CCC - PECLD	(3,025,329)
Portion from Gas Transportation		(2,988,797)
Reimbursement rights, Non-current Assets	5,802,172	6,509,032
Total of reimbursement rights	6,256,311	8,076,826
PROINFA	1,250,619	1,346,660
Reimbursement of CDE		45,882
Reimbursement obligations, Current Liabilities	1,250,619	1,392,542
CCC		1,062,634
Reimbursement obligations, Non-Current Liabilities		1,062,634
Total of reimbursement obligations	R$ 1,250,619	R$ 2,455,176